Cash Distributions and Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (loss)/ income	$ 4,090	$ (16,807)	$ (1,563)	$ (16,598)
Earnings attributable to:
Earnings per unit (basic and diluted):	$ 0.03	$ (0.2)	$ (0.01)	$ (0.2)
Common unit holders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (loss)/ income	$ 4,009	$ (16,470)	$ (1,532)	$ (16,266)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding (basic and diluted)	145,396,276	83,079,710	119,013,847	83,079,710
Earnings attributable to:
Earnings per unit (basic and diluted):	$ 0.03	$ (0.2)	$ (0.01)	$ (0.2)
Earnings per unit - distributed (basic and diluted):	0	0	0	0
Loss per unit - undistributed (basic and diluted):	$ 0.03	$ (0.2)	$ (0.01)	$ (0.2)